Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes
	As of December 31,
	2018	2017
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal	(71,615)	—
State	—
Total deferred	(71,615)	—
Full valuation allowance
Total provision(1)	$(71,615)	$—

(1)	Total provision consists of U.S. Federal R&D credits, net of California minimum tax.

Effective income tax rate reconciliation
%
Federal income tax	21.00%
State income taxes, less federal benefit	0.78%
Tax Credits	1.87%
Permanent differences	-0.13%
Change in valuation allowances	-20.92%
Other	-0.43%
Effective Tax Rate Benefit (expense)	2.17%

Deferred tax assets and liabilities

	As of December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$467,186	$186,019
Tax credit carryforwards	107,969	30,143
Stock compensation	138,111	58,536
Intangible asset basis differences	1,053,518	730,647
Gross deferred tax assets	1,766,784	1,005,345
Valuation allowance	(1,690,811)	(1,000,987)
Total deferred tax assets, net of valuation allowance	75,973	4,358
Deferred tax liabilities:
Net deferred tax liability	—	—
Net deferred taxes	$75,973	$4,358